Other Liabilities	12 Months Ended
Dec. 31, 2014
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Other Liabilities Disclosure [Text Block]

NOTE 10

Other Liabilities

The following is a summary of Other liabilities as of December 31:

(Millions)	2014	2013
Membership Rewards liability	$6,521	$6,151
Employee-related liabilities(a)	2,258	2,227
Rebate and reward accruals(b)	2,389	2,210
Deferred card and other fees, net	1,308	1,314
Book overdraft balances	647	442
Other(c)	4,728	4,566
Total	$17,851	$16,910

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, advertising and promotion, restructuring and reengineering reserves and derivatives.

Membership Rewards

The Membership Rewards program allows enrolled Card Members to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company records a balance sheet liability that represents management’s best estimate of the cost of points earned that are expected to be redeemed in the future. The Ultimate Redemption Rate (URR) and weighted average cost (WAC) per point are key assumptions used to approximate the Membership Rewards liability.

The expense for Membership Rewards points is included in marketing, promotion, rewards and Card Member services expenses. The Company periodically evaluates its liability estimation process and assumptions based on developments in redemption patterns, cost per point redeemed, partner contract changes and other factors.

Deferred Card and Other Fees, Net

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 was as follows:

(Millions)	2014	2013
Deferred card and other fees(a)	$1,615	$1,609
Deferred direct acquisition costs	(176)	(164)
Reserves for membership cancellations	(131)	(131)
Deferred card and other fees, net	$1,308	$1,314

Includes deferred fees for Membership Rewards program participants.